Derivatives	12 Months Ended
Jul. 01, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives
Foreign Exchange Contracts
As of July 1, 2016, the net amount of unrealized gains with respect to the Company’s foreign exchange contracts that is expected to be reclassified into earnings within the next 12 months was $74 million. In addition, as of July 1, 2016, the Company did not have any foreign exchange contracts with credit-risk-related contingent features. The Company opened $5.3 billion and $4.6 billion, and closed $4.5 billion and $4.8 billion, in foreign exchange contracts during the years ended July 1, 2016 and July 3, 2015, respectively.
Call Options and Exchange Option Derivatives
The Company assumed call option and exchange option instruments related to the assumed SanDisk Notes in connection with the Merger. See Notes 3 and 11 for further discussion.
Derivative Instruments
The fair value and balance sheet location of the Company’s derivative instruments as of July 1, 2016 and July 3, 2015 were as follows:

	Derivative Assets Reported in
	Other Current Assets		Other Non-current Assets
	July 1, 2016	July 3, 2015	July 1, 2016	July 3, 2015
	(in millions)
Foreign exchange forward contracts designated	$114	$—	$—	$—
Foreign exchange forward contracts not designated	12	—	—	—
Call options	70	—	1	—
Total derivatives	$196	$—	$1	$—

	Derivative Liabilities Reported in
	Accrued Expenses		Other Liabilities
	July 1, 2016	July 3, 2015	July 1, 2016	July 3, 2015
	(in millions)
Foreign exchange forward contracts designated	$23	$31	$—	$—
Foreign exchange forward contracts not designated	—	—	—	—
Exchange option	141	—	14	—
Total derivatives	$164	$31	$14	$—

Netting Arrangements
The following table presents the gross amounts of the Company’s derivative instruments, amounts offset due to master netting arrangements with the Company’s various counterparties and the net amounts recognized in the consolidated balance sheet as of July 1, 2016:

				Gross Amounts Not Offset in the Balance Sheet
Derivatives Designated as Hedging Instruments	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets (Liabilities) Presented in the Balance Sheet	Financial Instruments	Cash Collateral Received or Pledged	Net Amount
	(in millions)
Foreign exchange contracts
Financial assets	$118	$(4)	$114	$—	$—	$114
Financial liabilities	(27)	4	(23)	—	—	(23)
Total derivative instruments	$91	$—	$91	$—	$—	$91
The Company had a gross and net liability of $31 million related to its derivative instruments outstanding at July 3, 2015. There were no amounts offset due to master netting arrangements in place at July 3, 2015.
Effect of Foreign Exchange Contracts on the Consolidated Statements of Operations
The impact of foreign exchange contracts on the consolidated financial statements was as follows:

Derivatives in Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivatives		Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
	2016	2015	2016	2015
	(in millions)
Foreign exchange contracts	$48	$(74)	$(51)	$(44)

The total net realized transaction and foreign exchange contract currency gains and losses were not material to the consolidated financial statements during 2016, 2015 and 2014. See Notes 1 and 11 to the consolidated financial statements for additional disclosures related to the Company’s foreign exchange contracts.